Cover	Dec. 02, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 02, 2025
Entity File Number	001-42411
Entity Registrant Name	HERITAGE DISTILLING HOLDING COMPANY INC.
Entity Central Index Key	0001788230
Entity Tax Identification Number	83-4558219
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	9668 Bujacich Road
Entity Address, City or Town	Gig Harbor
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98332
City Area Code	(253)
Local Phone Number	509-0008
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	IPST
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false